Amounts receivable - Provision for impairment of trade receivables (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Provision, opening balance	$ 9,742	$ 4,772
Loss allowance on trade receivables	2,788	5,089
Receivables written off in the year	(3,428)	(197)
Recoveries of receivables previously provided for	(586)	(12)
Foreign exchange	(211)	90
Provision, closing balance	$ 9,354	$ 9,742
IFRS 9
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impact of adoption of IFRS 9			$ 1,049